8. SALE OF PATENTS	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
8. SALE OF PATENTS

On July 28, 2011, the Company entered into an asset purchase agreement with Intuitive Surgical Operations, Inc. (“Intuitive Surgical”), in which it received gross proceeds of $2,500,000 (less transaction expenses of  $36,829) in connection with the sale of certain intellectual property. Pursuant to the agreement, the Company agreed to assign to Intuitive Surgical all of its currently issued and non-expired patents and pending patent applications, and Intuitive Surgical agreed to grant back to the Company a royalty-free, worldwide license to the patents in all fields outside of medical robotics, except in certain exceptional circumstances.